Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2020	Feb. 23, 2021
Document and Entity Information
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	TELUS International (Cda) Inc.
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Shell Company Report	false
Document Transition Report	false
ICFR Auditor Attestation Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding		51,932,214
Entity Central Index Key	0001825155
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Shell Company	false